ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2015	2014
Casino	$466,259	$414,515
Hotel	8,427	1,728
Other	7,698	6,208

Sub-total	482,384	422,451
Less: allowance for doubtful debts	(210,757)	(168,786)

	$271,627	$253,665

During the years ended December 31, 2015, 2014 and 2013, the Group has provided allowance for doubtful debts, net of recoveries of $37,978, $29,979 and $43,750 and has directly written off accounts receivable of $1,350, $7,690 and $549, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2015	2014	2013
At beginning of year	$168,786	$143,334	$113,264
Additional allowance, net of recoveries	37,978	29,979	43,750
Reclassified from (to) long-term receivables, net	3,993	(4,527)	(13,680)

At end of year	$210,757	$168,786	$143,334